CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
CONDENSED CONSOLIDATED BALANCE SHEETS
Accounts receivable, allowance for credit loss	$ 34,000	$ 44,000	$ 217,000
Common stock, par value	$ 0.00001	$ 0.00001	$ 0.00001
Common stock, shares authorized	100,000,000	100,000,000	100,000,000
Common stock, shares issued	26,482,448	22,849,378	174,077
Common stock, shares outstanding	26,482,448	22,849,378	174,077